Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Three Months Ended				Total
	03/31/13	06/30/13	09/30/13	12/31/13	2013
Net Revenues	$15,657	$15,603	$16,884	$18,323	$66,467
Gross Profit	$7,246	$7,157	$8,171	$9,163	$31,737
Net Income	$3	$273	$900	$857	$2,033
Net Income Per Common Share:
Basic	$0.00	$0.01	$0.02	$0.02	$0.04
Diluted	$0.00	$0.01	$0.02	$0.02	$0.04

Weighted Average Common Shares Outstanding – Basic	46,624	48,793	48,933	49,021	48,263

Weighted Average Common Shares Outstanding – Diluted	50,923	53,744	53,173	53,638	52,775

	Three Months Ended				Total
	03/31/12	06/30/12	09/30/12	12/31/12	2012
Net Revenues	$15,160	$15,611	$14,202	$14,894	$59,867
Gross Profit	$7,144	$7,367	$5,892	$6,433	$26,836
Net Income (Loss)	$603	$551	$(975)	$(114)	$65
Net Income (Loss) Per Common Share:
Basic	$0.01	$0.01	$(0.02)	$(0.00)	$0.00
Diluted	$0.01	$0.01	$(0.02)	$(0.00)	$0.00

Weighted Average Common Shares Outstanding – Basic	44,697	44,954	45,175	45,273	45,027

Weighted Average Common Shares Outstanding – Diluted	47,424	47,650	45,175	45,273	48,715

	Three Months Ended				Total
	03/31/11	06/30/11	09/30/11	12/31/11	2011
Net Revenues	$8,805	$10,466	$11,320	$12,893	$43,484
Gross Profit	$3,865	$4,656	$5,074	$5,833	$19,428
Net Income (Loss)	$(893)	$(293)	$(143)	$152	$(1,177)
Net Income (Loss) Per Common Share:

Basic	$(0.02)	$(0.01)	$(0.00)	$0.00	$(0.03)
Diluted	$(0.02)	$(0.01)	$(0.00)	$0.00	$(0.03)

Weighted Average Common Shares Outstanding – Basic	41,734	42,857	43,104	43,104	42,758

Weighted Average Common Shares Outstanding – Diluted	41,734	42,857	43,104	45,270	42,758